Selected Statement of Operations Data (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property and equipment - by geographical location
Property and equipment, net	$ 498	$ 591
Israel [Member]
Property and equipment - by geographical location
Property and equipment, net	119	182
Romania [Member]
Property and equipment - by geographical location
Property and equipment, net	378	407
United States [Member]
Property and equipment - by geographical location
Property and equipment, net	$ 1	$ 2